Authorized, Issued and Outstanding Ordinary Shares (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Shareholders Equity [Line Items]
Shares Authorized	120,000,000	120,000,000
Shares issued	54,763,151	54,763,151
Shares Outstanding	51,628,104	51,641,505
Par value	$ 727	$ 727
Ordinary Shares
Shareholders Equity [Line Items]
Shares Authorized	120,000,000	120,000,000
Shares issued	54,763,151	54,763,151
Shares Outstanding	51,628,104	51,641,505
Par value	$ 727	$ 727